Financial liabilities at fair value through profit or loss - Trading liabilities by type (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 37,220	€ 39,088
Equity securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	1,156	935
Debt securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	2,492	1,291
Funds on deposit
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	10,443	5,993
Derivatives
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 23,129	€ 30,869